UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue
         Suite 620
         Pasadena, CA  91011

13F File Number:  028-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

 /s/ Robert Bender     Pasadena, CA     July 26, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $110,930 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      315     4890 SH       SOLE                        0     4890        0
ALEXION PHARMACEUTICALS INC    COM              015351109     3966    39939 SH       SOLE                        0    39939        0
AMAZON COM INC                 COM              023135106     2274     9957 SH       SOLE                        0     9957        0
AMERICAN PUBLIC EDUCATION IN   COM              02913V103     1762    55075 SH       SOLE                        0    55075        0
APPLE INC                      COM              037833100    15307    26210 SH       SOLE                        0    26210        0
ARCOS DORADOS HOLDINGS INC     SHS CLASS -A -   G0457F107     1489   100730 SH       SOLE                        0   100730        0
AT&T INC                       COM              00206R102      300     8420 SH       SOLE                        0     8420        0
BAIDU INC                      SPON ADR REP A   056752108     1763    15336 SH       SOLE                        0    15336        0
BJS RESTAURANTS INC            COM              09180C106     3433    90353 SH       SOLE                        0    90353        0
BOEING CO                      COM              097023105      250     3360 SH       SOLE                        0     3360        0
BRISTOL MYERS SQUIBB CO        COM              110122108      314     8725 SH       SOLE                        0     8725        0
BROADCOM CORP                  CL A             111320107     3137    92932 SH       SOLE                        0    92932        0
CAVIUM NETWORKS INC C          COMMON           14965A101     3213   114745 SH       SOLE                        0   114745        0
CELGENE CORP                   COM              151020104     3532    55050 SH       SOLE                        0    55050        0
CLEAN ENERGY FUELS CORP        COM              184499101     1803   116325 SH       SOLE                        0   116325        0
COACH INC                      COM              189754104     3783    64688 SH       SOLE                        0    64688        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     5381    89689 SH       SOLE                        0    89689        0
CREE INC                       COM              225447101      887    34538 SH       SOLE                        0    34538        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     2078    61004 SH       SOLE                        0    61004        0
GENTEX CORP                    COM              371901109     1079    51694 SH       SOLE                        0    51694        0
GILEAD SCIENCES INC            COM              375558103     3161    61635 SH       SOLE                        0    61635        0
GOOGLE INC                     CL A             38259P508     3722     6417 SH       SOLE                        0     6417        0
HOME DEPOT INC                 COM              437076102      302     5693 SH       SOLE                        0     5693        0
ILLUMINA INC                   COM              452327109     3433    84995 SH       SOLE                        0    84995        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     9847    17782 SH       SOLE                        0    17782        0
JOHNSON & JOHNSON              COM              478160104      255     3770 SH       SOLE                        0     3770        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      259     3295 SH       SOLE                        0     3295        0
LULULEMON ATHLETICA INC        COM              550021109     7231   121266 SH       SOLE                        0   121266        0
MERCADOLIBRE INC               COM              58733R102     1931    25479 SH       SOLE                        0    25479        0
NETAPP INC                     COM              64110D104     2952    92766 SH       SOLE                        0    92766        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     2192    89454 SH       SOLE                        0    89454        0
NEXTERA ENERGY INC             COM              65339F101      205     2985 SH       SOLE                        0     2985        0
NILE THERAPEUTICS              COMMON           654145101        9    87500 SH       SOLE                        0    87500        0
NORFOLK SOUTHERN CORP          COM              655844108      274     3815 SH       SOLE                        0     3815        0
POWER INTEGRATIONS INC         COM              739276103     2076    55652 SH       SOLE                        0    55652        0
QUALCOMM INC                   COM              747525103     3521    63242 SH       SOLE                        0    63242        0
SOUTHWESTERN ENERGY CO         COM              845467109     1319    41312 SH       SOLE                        0    41312        0
STARBUCKS CORP                 COM              855244109     2967    55654 SH       SOLE                        0    55654        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     2088    42289 SH       SOLE                        0    42289        0
VERA BRADLEY INC               COM              92335C106     1054    49979 SH       SOLE                        0    49979        0
VERIZON COMMUNICATIONS INC     COM              92343V104      242     5440 SH       SOLE                        0     5440        0
VMWARE INC                     CL A COM         928563402     5824    63969 SH       SOLE                        0    63969        0